Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Interest-Bearing Time Deposits [Abstract]
Federal Home Loan Bank Advances

Note 13:	Federal Home Loan Bank Advances

The Federal Home Loan Bank advances were secured by $59.8 million in mortgage loans at December 31, 2012.  Advances, at interest rates from 0.25 to 3.13 percent, are subject to restrictions or penalties in the event of prepayment.

Aggregate annual maturities of Federal Home Loan Bank advances at December 31, 2012, were:

($ in thousands)	Debt

2013	$5,000
2014	8,500
2015	-
2016	2,500
2017 and thereafter	5,000
Total	$21,000